Restatement of Previously Issued Financial Statements (Details) - Seven Oaks Acquisition Corp	3 Months Ended
Dec. 31, 2020 USD ($)
STATEMENT OF CASH FLOWS
Accretion to Class A common stock subject to possible redemption amount	$ 15,909,138
As Previously Reported
STATEMENT OF CASH FLOWS
Initial Value of Class A common stock subject to possible redemption	256,161,460
Change in Value of Class A common stock subject to possible redemption	(98,090)
Temporary Equity Adjustment | Adjustment
STATEMENT OF CASH FLOWS
Initial Value of Class A common stock subject to possible redemption	(237,636,460)
Change in Value of Class A common stock subject to possible redemption	3,988,350
Accretion to Class A common stock subject to possible redemption amount	15,909,138
Warrants Adjustment | Adjustment
STATEMENT OF CASH FLOWS
Initial Value of Class A common stock subject to possible redemption	(18,525,000)
Change in Value of Class A common stock subject to possible redemption	$ (3,890,260)